Property and Equipment (Details) - Schedule of Property and Equipment Consist - USD ($)	6 Months Ended			12 Months Ended
	Sep. 30, 2023	Mar. 31, 2023	Sep. 30, 2022	Mar. 31, 2023	Mar. 31, 2022
Gross carrying value
Opening balance	$ 10,280,540	$ 7,989,628			$ 1,180,395
Derecognised on deconsolidation of subsidiary					(1,180,395)
Ending balance	11,846,497	10,280,540	7,989,628	10,280,540
Additions	1,565,957	2,852,158	561,246	2,852,158
Acquisition through business combination		7,428,382	7,428,382	7,428,381
Accumulated depreciation and impairment loss
Opening balance	680,013	293,077			240,164
Derecognised on deconsolidation of subsidiary					(240,164)
Ending balance	1,125,860	680,013	293,077	680,013
Charge for the year	445,847	680,013	293,077	680,013
Net block	10,720,637	9,600,527	7,696,551	9,600,527
ROU-office premises [Member]
Gross carrying value
Opening balance	486,531	25,111
Ending balance	513,854	486,531	25,111	486,531
Additions	27,323	461,420		461,420
Acquisition through business combination		25,111	25,111	25,111
Accumulated depreciation and impairment loss
Opening balance	50,845	4,863
Ending balance	105,222	50,845	4,863	50,845
Charge for the year	54,377	50,845	4,863	50,845
Net block	408,632	435,686	20,248	435,686
Building [Member]
Gross carrying value
Opening balance	32,006	32,006
Ending balance	32,006	32,006	32,006	32,006
Additions
Acquisition through business combination		32,006	32,006	32,006
Accumulated depreciation and impairment loss
Opening balance	462	236
Ending balance	688	462	236	462
Charge for the year	226	462	236	462
Net block	31,318	31,544	31,770	31,544
Property and equipment [Member]
Gross carrying value
Opening balance	9,676,353	7,890,447			1,160,772
Derecognised on deconsolidation of subsidiary					(1,160,772)
Ending balance	11,209,738	9,676,353	7,890,447	9,676,353
Additions	1,533,385	2,326,888	540,982	2,326,888
Acquisition through business combination		7,349,465	7,349,465	7,349,465
Accumulated depreciation and impairment loss
Opening balance	616,304	284,983			232,822
Derecognised on deconsolidation of subsidiary					(232,822)
Ending balance	1,000,811	616,304	284,983	616,304
Charge for the year	384,507	616,304	284,983	616,304
Net block	10,208,927	9,060,049	7,605,464	9,060,049
Furniture and fittings [Member]
Gross carrying value
Opening balance	11,802				337
Derecognised on deconsolidation of subsidiary					(337)
Ending balance	16,449	11,802		11,802
Additions	4,647	11,802		11,802
Acquisition through business combination
Accumulated depreciation and impairment loss
Opening balance	421				89
Derecognised on deconsolidation of subsidiary					(89)
Ending balance	1,123	421		421
Charge for the year	702	421		421
Net block	15,326	11,381		11,381
Vehicles [Member]
Gross carrying value
Opening balance	41,996	37,570			754
Derecognised on deconsolidation of subsidiary					(754)
Ending balance	42,556	41,996	37,570	41,996
Additions	560	24,396	19,970	24,396
Acquisition through business combination		17,600	17,600	17,600
Accumulated depreciation and impairment loss
Opening balance	7,307	1,397			139
Derecognised on deconsolidation of subsidiary					(139)
Ending balance	9,936	7,307	1,397	7,307
Charge for the year	2,629	7,307	1,397	7,307
Net block	32,620	34,689	36,173	34,689
Office equipment [Member]
Gross carrying value
Opening balance	796				17,419
Derecognised on deconsolidation of subsidiary					(17,419)
Ending balance	796	796		796
Additions		796		796
Acquisition through business combination
Accumulated depreciation and impairment loss
Opening balance	61				6,887
Derecognised on deconsolidation of subsidiary					(6,887)
Ending balance	284	61		61
Charge for the year	223	61		61
Net block	512	735		735
Computer equipment [Member]
Gross carrying value
Opening balance	31,056	4,494			1,113
Derecognised on deconsolidation of subsidiary					(1,113)
Ending balance	31,098	31,056	4,494	31,056
Additions	42	26,856	294	26,856
Acquisition through business combination		4,200	4,200	4,199
Accumulated depreciation and impairment loss
Opening balance	4,613	1,598			227
Derecognised on deconsolidation of subsidiary					(227)
Ending balance	7,796	4,613	1,598	4,613
Charge for the year	3,183	4,613	1,598	4,613
Net block	23,302	26,443	$ 2,896	26,443
Previously Reported [Member]
Gross carrying value
Opening balance	10,280,539
Ending balance		10,280,539		10,280,539
Accumulated depreciation and impairment loss
Net block		9,600,526		9,600,526
Previously Reported [Member] | ROU-office premises [Member]
Gross carrying value
Opening balance	486,531
Ending balance		486,531		486,531
Accumulated depreciation and impairment loss
Net block		435,686		435,686
Previously Reported [Member] | Building [Member]
Gross carrying value
Opening balance	32,006
Ending balance		32,006		32,006
Accumulated depreciation and impairment loss
Net block		31,544		31,544
Previously Reported [Member] | Property and equipment [Member]
Gross carrying value
Opening balance	9,676,353
Ending balance		9,676,353		9,676,353
Accumulated depreciation and impairment loss
Net block		9,060,049		9,060,049
Previously Reported [Member] | Furniture and fittings [Member]
Gross carrying value
Opening balance	11,802
Ending balance		11,802		11,802
Accumulated depreciation and impairment loss
Net block		11,381		11,381
Previously Reported [Member] | Vehicles [Member]
Gross carrying value
Opening balance	41,996
Ending balance		41,996		41,996
Accumulated depreciation and impairment loss
Net block		34,689		34,689
Previously Reported [Member] | Office equipment [Member]
Gross carrying value
Opening balance	796
Ending balance		796		796
Accumulated depreciation and impairment loss
Net block		735		735
Previously Reported [Member] | Computer equipment [Member]
Gross carrying value
Opening balance	$ 31,055
Ending balance		31,055		31,055
Accumulated depreciation and impairment loss
Net block		$ 26,442		$ 26,442